Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	$ 759	$ 3,165
Contingent consideration	8,756	8,927
Contingent Consideration	9,515	12,091	$ 1,845
Contingent consideration - paxalisib
Disclosure of contingent liabilities [line items]
Contingent consideration	1,168	1,015
Contingent consideration – EVT801
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	759	3,165
Contingent consideration	$ 7,588	$ 7,911